RELATED PARTIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 335,000,000		$ 202,000,000
Impairment expense (Note 10)	$ 474,000,000		1,776,000,000
Proportion of ownership interest in entity (less than)	1.00%	1.00%
Defined benefit plan, balance payable	$ 0		0
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees		$ 10		$ 24
Impairment expense (Note 10)		$ 10		$ 110
Fort Saskatchewan Ethylene Storage Limited Partnership
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 5,000,000		$ 5,000,000